Share-based Compensation - Summary of DSUs and PSUs Issued and Outstanding (Detail)	12 Months Ended
	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Deferred Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning balance	1,323,000	915,000
Granted	620,000	714,000
Settled		(306,000)
Outstanding at ending balance	1,943,000	1,323,000
Performance share units (PSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning balance	1,707,000	462,000
Granted	400,000	1,349,292
Settled	(887,792)	(59,000)
Forfeited		(45,000)
Outstanding at ending balance	1,219,000	1,707,000